13F-HR
1
t4724914b.txt

		UNITED STATES SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				  Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ];                   Amendment Number: ___
This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Touradji Capital Management, LP
Address:	101 Park Avenue
		48th Floor
		New York, New York 10178
		U.S.A.

Form 13F File Number: 28-11655

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Thomas S. Dwan
Title:	Attorney-in-fact for Paul Touradji, Managing Member
Phone:	(212) 984-8899

Signature, Place, and Date of Signing:

Thomas S. Dwan		New York, New York    	August 13, 2010
---------------		------------------	-------------
[Signature]		[City, State]		[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	manager are reported in this report.)
[ ]  	13F NOTICE. (Check here if no holdings reported are in this report, and
	all holdings are reported by other reporting manager(s).)
[ ]  	13F COMBINATION REPORT. (Check here if a portion of the holdings for this
	reporting manager are reported in this report and a portion are reported by
	other reporting manager(s).)

				Form 13F SUMMARY PAGE

				   Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total: $116,763 (thousands)

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,other than the manager filing this report.

No. 1

Form 13F File Number: 28-11987
Name:  Paul Touradji

No. 2

Form 13F File Number: 28-11656
Name:  Touradji Global Resources Master Fund, Ltd.



 Form 13F Information Table

          Column 1            Column 2           Column 3   Column 4        Column 5          Column 6     Column 7      Column 8
                                                                                                                    Voting Authority
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
Name of Issuer             Title of Class     CUSIP        Value   Shrs/Prn   SH/   Put/   Investment    Other    Sole    Shared
                                                         (x$1000)   Amt      PRN   Call   Discretion   Managers
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
ARENA RESOURCES INC              COM             040049108  52        1,634      SH           DEFINED      1        1,634
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
ARENA RESOURCES INC		 COM             040049108  359       11,266     SH           DEFINED      1, 2     11,266
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
BARRICK GOLD CORP                COM             067901108  10,655    234,629    SH           DEFINED      1        234,629
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
BARRICK GOLD CORP                COM             067901108  75,897    1,671,371  SH           DEFINED      1, 2     1,671,371
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
EXXON MOBIL CORP                 COM             30231G102  993       17,407     SH           DEFINED      1        17,407
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
EXXON MOBIL CORP                 COM             30231G102  7,108     124,552	 SH           DEFINED      1, 2     124,552
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
GUSHAN ENVIRONMENTAL ENERGY LT   SPON ADR        40330W106  669       690,000    SH           DEFINED      1, 2     690,000
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
METALS USA HOLDINGS CORP         COM             59132A104  1,136     76,004     SH           DEFINED      1        76,004
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
METALS USA HOLDINGS CORP         COM             59132A104  7,834     523,996    SH           DEFINED      1, 2     523,996
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROHAWK ENERGY CORP            COM             716495106  694       40,895     SH           DEFINED      1        40,895
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROHAWK ENERGY CORP            COM             716495106  3,973     234,105    SH           DEFINED      1, 2     234,105
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PUT/ABX (ABXSF) @44
EXP 07/17/2010                   COM             067901108  52        618        SH  PUT      DEFINED      1        618
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PUT/ABX (ABXSF) @44
EXP 07/17/2010                   COM             067901108  282       3,382      SH  PUT      DEFINED      1, 2     3,382
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SANDRIDGE ENERGY INC             COM             80007P307  177       30,348     SH           DEFINED      1        30,348
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SANDRIDGE ENERGY INC             COM             80007P307  917       157,367    SH           DEFINED      1, 2     157,367
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---





 Form 13F Information Table

          Column 1            Column 2           Column 3   Column 4        Column 5          Column 6     Column 7      Column 8
                                                                                                                    Voting Authority
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
Name of Issuer             Title of Class     CUSIP        Value   Shrs/Prn   SH/   Put/   Investment    Other    Sole    Shared
                                                         (x$1000)   Amt      PRN   Call   Discretion   Managers
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
STEEL DYNAMICS INC               COM             858119100  494       37,428     SH           DEFINED      1        37,428
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
STEEL DYNAMICS INC               COM             858119100  3,239     245,572    SH           DEFINED      1, 2     245,572
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
Total SA		         SPON ADR        89151E109  330       7,395      SH           DEFINED      1        7,395
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
Total SA		         SPON ADR        89151E109  1,902     42,605     SH           DEFINED      1,2      42,605
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---


REPORT SUMMARY   19  DATA RECORDS           $116,763 (thousands)       2  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

